September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Energy and Resources Trust (BGR)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Consumer Staples Distribution & Retail — 0.9%
Alimentation Couche-Tard, Inc.	62,250	$ 3,321,163
Energy Equipment & Services — 2.6%
Subsea 7 SA	44,400	921,287
TechnipFMC PLC	197,249	7,781,473
Tecnicas Reunidas SA(a)	23,659	739,223
		9,441,983
Oil, Gas & Consumable Fuels — 95.6%
California Resources Corp.	51,600	2,744,088
Cameco Corp.	57,499	4,825,669
Canadian Natural Resources Ltd.	392,379	12,546,429
Cheniere Energy, Inc.	56,142	13,192,247
Chevron Corp.(b)	225,911	35,081,746
ConocoPhillips(b)	131,555	12,443,752
EOG Resources, Inc.(b)	103,315	11,583,678
EQT Corp.	74,922	4,078,005
Exxon Mobil Corp.(b)	634,629	71,554,420
Galp Energia SGPS SA, Class B	198,800	3,767,211
Gazprom PJSC(a)(c)	879,200	106
Gaztransport Et Technigaz SA	25,379	4,712,899
HF Sinclair Corp.	67,900	3,553,886
Kinder Morgan, Inc.	445,184	12,603,159
Kosmos Energy Ltd.(a)	837,902	1,390,917
Pembina Pipeline Corp.	169,622	6,858,252
Permian Resources Corp., Class A	572,780	7,331,584
Repsol SA	253,100	4,500,682
Shell PLC, ADR	539,841	38,614,827
Suncor Energy, Inc.	265,970	11,130,339
Targa Resources Corp.	63,887	10,703,628
TC Energy Corp.	257,364	13,993,486
TotalEnergies SE	407,808	24,839,020
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tourmaline Oil Corp.	84,251	$ 3,633,502
Valero Energy Corp.	74,034	12,605,029
Williams Cos., Inc.	251,318	15,920,995
		344,209,556
Total Long-Term Investments — 99.1% (Cost: $245,998,424)		356,972,702
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(d)(e)	8,260,715	8,260,715
Total Short-Term Securities — 2.3% (Cost: $8,260,715)		8,260,715
Total Investments Before Options Written — 101.4% (Cost: $254,259,139)		365,233,417
Options Written — (0.8)% (Premiums Received: $(2,608,960))		(2,960,627)
Total Investments, Net of Options Written — 100.6% (Cost: $251,650,179)		362,272,790
Liabilities in Excess of Other Assets — (0.6)%		(2,212,330)
Net Assets — 100.0%		$ 360,060,460

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 7,583,996	$ 676,719 (a)	$ —	$ —	$ —	$ 8,260,715	8,260,715	$ 216,242	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alimentation Couche-Tard, Inc.	103	10/03/25	CAD	72.00	CAD	765	$ (16,985)
Cheniere Energy, Inc.	103	10/03/25	USD	245.00	USD	2,420	(6,695)
EOG Resources, Inc.	137	10/03/25	USD	125.00	USD	1,536	(29,455)
Kinder Morgan, Inc.	685	10/03/25	USD	28.00	USD	1,939	(31,167)
Suncor Energy, Inc.	615	10/03/25	CAD	58.00	CAD	3,582	(29,387)
Tourmaline Oil Corp.	165	10/03/25	CAD	59.00	CAD	990	(15,116)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Cheniere Energy, Inc.	52	10/10/25	USD	245.00	USD	1,222	$ (7,020)
Shell PLC, ADR	172	10/10/25	USD	76.00	USD	1,230	(1,720)
Williams Cos., Inc.	174	10/10/25	USD	59.00	USD	1,102	(73,080)
Alimentation Couche-Tard, Inc.	102	10/17/25	CAD	76.00	CAD	757	(3,188)
California Resources Corp.	59	10/17/25	USD	52.50	USD	314	(12,537)
California Resources Corp.	111	10/17/25	USD	65.00	USD	590	(1,110)
ConocoPhillips	142	10/17/25	USD	100.00	USD	1,343	(8,804)
Exxon Mobil Corp.	644	10/17/25	USD	110.00	USD	7,261	(259,210)
HF Sinclair Corp.	129	10/17/25	USD	55.00	USD	675	(7,418)
Kinder Morgan, Inc.	746	10/17/25	USD	28.00	USD	2,112	(56,696)
Permian Resources Corp., Class A	1,207	10/17/25	USD	15.00	USD	1,545	(6,035)
Targa Resources Corp.	91	10/17/25	USD	180.00	USD	1,525	(10,692)
TechnipFMC PLC	415	10/17/25	USD	36.00	USD	1,637	(153,550)
TechnipFMC PLC	235	10/17/25	USD	42.00	USD	927	(7,638)
Tourmaline Oil Corp.	85	10/17/25	CAD	59.30	CAD	510	(10,414)
Williams Cos., Inc.	169	10/17/25	USD	60.00	USD	1,071	(64,220)
Canadian Natural Resources Ltd.	517	10/24/25	CAD	45.00	CAD	2,301	(34,363)
Cheniere Energy, Inc.	30	10/24/25	USD	240.00	USD	705	(13,350)
Chevron Corp.	433	10/24/25	USD	157.50	USD	6,724	(111,064)
ConocoPhillips	161	10/24/25	USD	95.00	USD	1,523	(43,550)
EQT Corp.	64	10/24/25	USD	55.00	USD	348	(12,096)
Exxon Mobil Corp.	328	10/24/25	USD	115.00	USD	3,698	(52,152)
Pembina Pipeline Corp.	188	10/24/25	CAD	55.00	CAD	1,058	(24,383)
Shell PLC, ADR	274	10/24/25	USD	74.00	USD	1,960	(15,755)
Suncor Energy, Inc.	115	10/24/25	CAD	60.00	CAD	670	(4,793)
Canadian Natural Resources Ltd.	355	10/31/25	CAD	45.00	CAD	1,580	(28,314)
Canadian Natural Resources Ltd.	422	10/31/25	CAD	44.00	CAD	1,878	(49,881)
ConocoPhillips	131	10/31/25	USD	101.00	USD	1,239	(12,576)
EOG Resources, Inc.	101	10/31/25	USD	120.00	USD	1,132	(8,333)
EOG Resources, Inc.	203	10/31/25	USD	123.00	USD	2,276	(8,628)
EQT Corp.	183	10/31/25	USD	57.00	USD	996	(27,633)
Exxon Mobil Corp.	2,126	10/31/25	USD	119.00	USD	23,971	(198,781)
Kinder Morgan, Inc.	38	10/31/25	USD	29.00	USD	108	(1,881)
Shell PLC, ADR	462	10/31/25	USD	73.00	USD	3,305	(56,595)
Tourmaline Oil Corp.	85	10/31/25	CAD	64.00	CAD	510	(3,054)
Valero Energy Corp.	124	10/31/25	USD	170.00	USD	2,111	(87,110)
Permian Resources Corp., Class A	683	11/04/25	USD	14.00	USD	874	(14,424)
Targa Resources Corp.	121	11/04/25	USD	175.00	USD	2,027	(41,928)
Chevron Corp.	312	11/07/25	USD	162.50	USD	4,845	(66,144)
EOG Resources, Inc.	36	11/07/25	USD	120.00	USD	404	(4,950)
Suncor Energy, Inc.	147	11/07/25	CAD	60.00	CAD	856	(10,087)
Williams Cos., Inc.	486	11/07/25	USD	63.00	USD	3,079	(119,071)
Exxon Mobil Corp.	644	11/21/25	USD	110.00	USD	7,261	(359,030)
							$ (2,222,063)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
HF Sinclair Corp.	Morgan Stanley & Co. International PLC	13,000	10/07/25	USD	45.47	USD	680	$ (89,768)
Galp Energia SGPS SA, Class B	Morgan Stanley & Co. International PLC	39,500	10/14/25	EUR	16.31	EUR	638	(13,037)
Repsol SA	Barclays Bank PLC	44,200	10/14/25	EUR	14.61	EUR	669	(29,944)
Galp Energia SGPS SA, Class B	Bank of America N.A.	39,500	10/22/25	EUR	16.08	EUR	638	(22,196)
Pembina Pipeline Corp.	Goldman Sachs International	37,100	10/22/25	CAD	52.25	CAD	2,088	(120,071)
Repsol SA	UBS AG	44,100	10/22/25	EUR	14.69	EUR	668	(30,487)
TC Energy Corp.	Morgan Stanley & Co. International PLC	46,400	10/22/25	CAD	71.88	CAD	3,511	(149,019)
TC Energy Corp.	Royal Bank of Canada	21,250	10/22/25	CAD	71.50	CAD	1,608	(73,727)
TotalEnergies SE	Goldman Sachs International	88,100	10/28/25	EUR	53.19	EUR	4,571	(37,645)
Gaztransport Et Technigaz SA	Goldman Sachs International	5,500	11/04/25	EUR	155.76	EUR	870	(36,366)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Energy and Resources Trust (BGR)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Shell PLC, ADR	Morgan Stanley & Co. International PLC	41,000	11/07/25	USD	73.27	USD	2,933	$ (46,919)
TC Energy Corp.	Royal Bank of Canada	21,200	11/07/25	CAD	71.95	CAD	1,604	(70,575)
TotalEnergies SE	Bank of America N.A.	46,400	11/07/25	EUR	54.14	EUR	2,407	(18,810)
								$ (738,564)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Consumer Staples Distribution & Retail	$ 3,321,163	$ —	$ —	$ 3,321,163
Energy Equipment & Services	7,781,473	1,660,510	—	9,441,983
Oil, Gas & Consumable Fuels	306,389,638	37,819,812	106	344,209,556
Short-Term Securities
Money Market Funds	8,260,715	—	—	8,260,715
	$325,752,989	$39,480,322	$106	$365,233,417
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (2,165,711)	$ (794,916)	$ —	$ (2,960,627)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company